REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Financial Information of The Company's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 2,377,508	$ 2,181,294	$ 1,921,150
Operating income (loss)	435,227	335,173	263,909
Not allocated
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating income (loss)	(150,589)	(168,017)	(156,931)
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,974,090	1,768,804	1,572,176
Operating income (loss)	456,793	343,892	316,760
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Revenues	403,418	412,490	348,974
Operating income (loss)	$ 129,023	$ 159,298	$ 104,080